Related Party Transactions - Additional Information (Detail) (Trimaran Fund Management, LLC [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 24, 2014	Sep. 25, 2013	Sep. 24, 2014	Sep. 25, 2013	Dec. 25, 2013	Dec. 26, 2012
Trimaran Fund Management, LLC [Member]
Related Party Transaction [Line Items]
Date of agreement			Nov. 18, 2005		Nov. 18, 2005
Annual fees			$ 500,000		$ 500,000
General and administrative expenses paid	$ 51,000	$ 142,000	$ 343,000	$ 465,000	$ 624,000	$ 612,000